Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Present value of future cash flows of one bank loan	$ 1,436,523	$ 1,441,108
Carrying amount	1,438,651	1,442,427
Accumulated loss from derivatives deignated as Hedging Instruments	9,752	14,895
Present Value Of Long Term Debt
Present value of future cash flows of one bank loan	56,393
Carrying Amount Of Long Term Debt
Carrying amount	$ 58,521